RELATED PARTY TRANSACTIONS - Due to a related party - non-current (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Other Liability, Noncurrent, Related Party [Extensible Enumeration]	Related Party	Related Party
Related Party
RELATED PARTY TRANSACTIONS
Other long-term payable	$ 126,759
Related Party | Zhongyang Pan
RELATED PARTY TRANSACTIONS
Other long-term payable	$ 126,759
Debt Instrument, Interest Rate, Stated Percentage	3.00%